CONVERTIBLE NOTE (Details - Assumptions Series A warrants) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Securities Purchase Agreement [Member] | Series A Warrants [Member]
Debt Instrument [Line Items]
Fair value of conversion feature	$ 29,077	$ 516,014
Measurement Input, Risk Free Interest Rate [Member] | Series A Warrants [Member]
Debt Instrument [Line Items]
Derivatives, determination of fair value	4.16%	3.46%
Measurement Input, Expected Term [Member] | Series A Warrants [Member]
Debt Instrument [Line Items]
Derivatives, determination of fair value	8.48 years	9.48 years
Measurement Input, Discount Rate [Member] | Series A Warrants [Member]
Debt Instrument [Line Items]
Derivatives, determination of fair value	–%	–%
Measurement Input, Price Volatility [Member] | Series A Warrants [Member]
Debt Instrument [Line Items]
Derivatives, determination of fair value	60%	53%
Measurement Input, Expected Dividend Rate [Member] | Series A Warrants [Member]
Debt Instrument [Line Items]
Derivatives, determination of fair value	–%	–%